CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Schedule of Condensed Statements of Cash Flows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Cash and cash equivalents at beginning of the year	¥ 487,266
Cash and cash equivalents at end of the year	435,133	$ 63,287	¥ 487,266
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(91,547)	(13,315)	(270,965)	¥ 25,679
Net cash (used in) provided by investing activities	(56,941)	(8,282)	3,065	413,401
Net cash provided by (used in) financing activities	159,456	23,192	(11,945)	(118,484)
Effect of exchange rate changes on cash and cash equivalents	66	10	(60,522)	481
Net (decrease) increase in cash and cash equivalents	11,034	1,605	(340,367)	321,077
Cash and cash equivalents at beginning of the year	1,304	190	341,671	20,594
Cash and cash equivalents at end of the year	¥ 12,338	$ 1,795	¥ 1,304	¥ 341,671